Organization and Principal Activities (Tables)	12 Months Ended
Jun. 30, 2025
Organization and Principal Activities [Abstract]
Schedule of Consolidated Financial Statements

The consolidated financial statements of the Company included the following entities:

	Date of incorporation	Place of incorporation	Percentage of ownership	Principal activities
The Company	January 3, 2020	Cayman Islands	100%	Parent Holding
Wholly owned subsidiaries
Pop HK	January 20, 2020	Hong Kong	100%	Investment holding
Heliheng	March 13, 2020	PRC	100%	Consultancy and information technology support
Pop Culture Global Operations Inc.	December 3, 2021	California	100%	Overseas Chinese Pop Culture resource integration and business development
CPFH Holding Limited	December 21, 2023	Hong Kong	100%	Investment holding
Fujian Hualiu Culture & Sports Industry Development Co., Ltd. (formerly known as “Fujian Pupu Shuzhi Sports Industry Development Co., Ltd.”)	July 21, 2022	PRC	100%	Holding sports performance activities
Yi Caishen (Xiamen) Trading Co., Ltd. (“Yi Caishen”)	December 5, 2017	PRC	100%	Trading
Huaya Time (Xiamen) Real Estate Management Co., Ltd. (“Huaya”)	November 27, 2024	PRC	100%	Real estate holding
VIE
Pop Culture	March 29, 2007	PRC	VIE	Event planning, execution, and hosting
VIE’s subsidiaries
Shanghai Pupu Sibo Sports Technology Development Co., Ltd. (“Pupu Sibo”)	March 30, 2017	PRC	60% owned by VIE	Event planning and execution
Jiangxi Hualiu Culture Technology Co., Ltd. (former name “Xiamen Pop Network Technology Co., Ltd.”) (“Jiangxi Hualiu”)	June 6, 2017	PRC	100% owned by VIE	Marketing
Guangzhou Shuzhi Culture Communication Co., Ltd. (“Guangzhou Shuzhi”)	December 19, 2018	PRC	100% owned by VIE	Event planning and execution
Shenzhen Pop Digital Industrial Development Co., Ltd. (“Shenzhen Pop”)	January 17, 2020	PRC	100% owned by VIE	Event planning and execution
Xiamen Pupu Digital Technology Co., Ltd. (“Pupu Digital”)	June 20, 2022	PRC	100% owned by the VIE	Cultural technology
Hualiu Digital Entertainment (Beijing) International Culture Media Co., Ltd. (“Hualiu Digital”)	April 14, 2022	PRC	100% owned by the VIE	Acting broker and self-branding development
Zhongpu Shuyuan (Xiamen) Digital Technology Co., Ltd. (“Zhongpu Shuyuan”)*	March 30, 2022	PRC	54% owned by the VIE	Digital collection and Metaverse
Xiamen Qiqin Technology Co., Ltd. (“Xiamen Qiqin”)	October 18, 2021	PRC	54% owned by the VIE	IPC License
Xiamen Pop Shuzhi Culture Communication Co., Ltd. (“Pop Shuzhi”)	May 16, 2022	PRC	100% owned by the VIE	Online and offline advertising marketing and exhibitions
Xiamen Hualiu Music Culture Communication Co., Ltd. (“Hualiu Music”) **	May 29, 2024	PRC	40% owned by the VIE	Online and offline music products
Xiamen Hand in Hand Network Technology Co., Ltd. (“Hand in Hand”)	October 25, 2021	PRC	99% owned by the VIE	Online and offline advertising marketing and exhibitions
VIE’s subsidiaries disposed of or deregistration
Fujian Shuzhi Fuxin Exhibition Co., Ltd.	Deregistration on October 7, 2023	PRC	Formerly 51% owned by the VIE
Shenzhen JamBox Technology Co., Ltd. (“Shenzhen JamBox”)	Disposed of on January 22, 2024	PRC	From 56% owned VIE subsidiary to 20% investment
Xiamen Pupu Investment Co., Ltd. (“Xiamen Pupu Investment”)	Disposed of on March 6, 2024	PRC	Formerly 100% owned by the VIE

*	Zhongpu Shuyuan is 51% owned by Jiangxi Hualiu and 10% owned by Junpu Jiyuan. Junpu Jiyuan is 30% owned by Jiangxi Hualiu.

**	Through an act in concert arrangement with another shareholder, the Company obtained 20% additional voting rights, combined with its 40% equity investment in Hualiu Music, the Company can control Hualiu Music.

Schedule of Financial Statement Amounts and Balances of VIE and its Subsidiaries

The following financial statement amounts and balances of the VIE and its subsidiaries were included in the accompanying consolidated financial statements after elimination of intercompany transactions:

	As of June 30,
	2025	2024

Total assets	51,503,354	$35,586,017
Total liabilities	46,481,038	$26,519,259

	For the fiscal years ended June 30,
	2025	2024	2023

Total revenue	103,089,377	$47,171,853	$18,286,074
Net loss	(6,366,796)	$(7,234,353)	$(14,053,844)

Net cash (used in) provided by operating activities	(1,741,850)	$(4,106,484)	$(2,672,557)
Net cash used in investing activities	642,102	$(132,899)	$(680,272)
Net cash provided by (used in) financing activities	1,740,433	$3,731,488	$683,277

Schedule of Property and Equipment Estimated Useful Lives	Estimated useful lives are as follows:
Estimated Useful Life
Building	20 Years
Office equipment	3 to 5 Years
Motor vehicles	4 Years
Leasehold improvement	Shorter of useful life or lease term

Schedule of Disaggregation Revenue

The following table identifies the disaggregation of the Company’s revenue for the fiscal years ended June 30, 2025, 2024, and 2023 respectively:

	For the fiscal years ended June 30,
	2025	2024	2023
Revenue from operations:
Live entertainment	10,000,465	$7,490,861	$8,480,780
Digital entertainment	95,316,211	39,611,817	9,650,274
Other revenue	2,316,093	279,240	412,189
Total revenue	107,632,769	$47,381,918	$18,543,243

Schedule of Contract Liability	As of June 30, 2025 and 2024, the balance of contract liability amounted to $1,872,503 and $3,171,786, respectively, and the movement of contract liability was as below.
Amount
June 30, 2022	$47,710
Addition	393,003
Recognized as revenue within the fiscal year ended June 30, 2023	(47,710)
June 30, 2023	393,003
Addition	8,069,950
Recognized as revenue within the fiscal year ended June 30, 2024	(5,291,167)
June 30, 2024	3,171,786
Addition	17,622,364
Recognized as revenue within the fiscal year ended June 30, 2025	(18,921,647)
June 30, 2025	$1,872,503